Prepayments and other current assets	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets

4. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	December 31, 2024	June 30, 2025
	RMB	RMB
Deductible Value Added Tax (“VAT”)	22,382	27,708
Service fees (i)	17,239	10,498
Rental and other deposits	2,946	2,818
Rental expense for other leases with period less than one year	878	897
Staff advance	-	133
Others	1,991	3,484
Balance at the end of the year	45,436	45,538

(i)	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.